ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

27.  ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS

	2025	2024	2023

Cash flows used for capital expenditures
Additions to property, plant and equipment	$488.0	$446.0	$389.3
Additions to intangible assets (excluding acquisitions of spectrum licences)	127.3	119.6	146.7
	615.3	565.6	536.0

Cash, cash equivalents and restricted cash consist of
Cash and cash equivalents	$128.0	$39.9	$8.0
Restricted cash	35.2	34.2	—
	163.2	74.1	8.0

Net change in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	$67.3	$(19.4)	$(110.5)
Contract costs	32.2	16.4	(8.1)
Contract assets	35.1	2.7	(52.1)
Inventories	21.7	(1.9)	(29.3)
Accounts payable, accrued charges and provisions	(60.2)	(25.9)	144.9
Income taxes	2.3	24.3	(61.6)
Deferred revenue	1.3	(5.6)	(2.7)
Defined benefit plans	16.4	16.6	9.8
Stock-based compensation	32.0	1.0	2.7
Other	38.4	(5.7)	27.6
	186.5	2.5	(79.3)

Interest and income taxes reflected as operating activities
Cash interest payments	$332.3	$368.7	$374.4
Cash income tax payments (net of refunds)	254.5	214.9	274.0